LEASES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	517,000
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,905,000
Weighted-average remaining lease term - operating leases	2 years 10 months 24 days
Weighted-average discount rate - operating leases	8.00%